6. Debt (Details Narrative) - Quarter One Report [Member] - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Jun. 30, 2014	May. 31, 2014	Nov. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Convertible Debt Offering		$ 2,270,100
Warrants Issued		5,390,100				5,390,100	6,738,884
Notes Offering, Principal Amount	$ 4,270,100
Notes Offering, Net Proceeds	$ 800,500	$ 1,400,000	$ 1,752,803
Notes Offering, Disclosure

Pursuant to the Notes Offering, each Investor also received five (5) year common stock warrants to purchase our common stock at $0.375 per share (each a “Warrant” and collectively, the “Warrants”). Investors of the 12% Notes received Warrants with 25% coverage based on a pre-determined valuation of the Company. Investors of the 15% Notes received Warrants with 15% coverage based on the pre-determined valuation of the Company. Investors with a principal investment amount equal to or greater than $250,000 received Warrants with a bonus 40% coverage (“Bonus Coverage”); however, if an Investor previously invested $250,000 or more in the Notes Offering, such Investor received Bonus Coverage if such Investor subsequently invested $100,000 or more in the Notes Offering. In addition to the terms customarily included in such instruments, the Warrants may be exercised by the Investors by providing to the Company a notice of exercise, payment and surrender of the Warrant.

In connection with the Notes Offering, we entered into Registration Rights Agreements, each dated as of November 26, 2013, May 8, 2014 and June 25, 2014 and each by and between us and each of the Investors (collectively, the “Registration Rights Agreements”) whereby we agreed to prepare and file a registration statement with the SEC within sixty (60) days after execution of the applicable Registration Rights Agreement and to have the registration statement declared effective by the SEC within ninety (90) days thereafter.

Convertible Bonds Interest Rates						15.00%	12.00%
Outstanding Debt				$ 2,344,090
Common stock issued in exchange for penalties and interest due, Value				$ 400,311			$ 125,000
Subsequent Event [Member]
Common stock issued in exchange for penalties and interest due, Shares				115,069
Common stock issued in exchange for penalties and interest due, Value				$ 28,767